Schedule of Investments (unaudited)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30
(Call 12/30/29)	$557	$544,350
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	497	425,924
4.20%, 06/01/30 (Call 03/01/30)(a)	322	309,832
		1,280,106
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	590	522,062
5.15%, 05/01/30 (Call 02/01/30)	3,110	3,135,844
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	700	675,255
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	295	250,018
Northrop Grumman Corp., 4.40%, 05/01/30 (Call 02/01/30)	672	665,011
Raytheon Technologies Corp., 2.25%, 07/01/30
(Call 04/01/30)	740	636,001
		5,884,191
Agriculture — 1.2%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	595	526,831
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	761	710,774
BAT Capital Corp., 4.91%, 04/02/30 (Call 01/02/30)	785	742,641
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	579	466,182
2.10%, 05/01/30 (Call 02/01/30)	637	533,054
		2,979,482
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	327	284,850
United Airlines Pass Through Trust, Series 2018-1, Class AA,
3.50%, 09/01/31	182	161,171
		446,021
Apparel — 0.7%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	1,033	949,678
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	413	370,188
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	470	408,468
		1,728,334
Auto Manufacturers — 0.9%
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	530	433,227
General Motors Financial Co. Inc., 3.60%, 06/21/30
(Call 03/21/30)	765	673,904
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	434	378,761
3.38%, 04/01/30	740	695,600
		2,181,492
Auto Parts & Equipment — 0.3%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	230	201,455
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	646	552,853
		754,308
Banks — 7.7%
Banco Santander SA
2.75%, 12/03/30	1,028	828,630
3.49%, 05/28/30	745	661,247
Bank of Nova Scotia (The), 4.85%, 02/01/30	570	571,545
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	235	227,414
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	187	158,890
3.25%, 04/30/30 (Call 01/30/30)	590	532,416
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	305	255,145
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	345	349,126
Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	$1,426	$1,240,263
3.80%, 03/15/30 (Call 12/15/29)(a)	1,829	1,717,998
HSBC Holdings PLC, 4.95%, 03/31/30	1,770	1,772,885
Huntington Bancshares Inc./OH, 2.55%, 02/04/30
(Call 01/04/30)	822	706,862
Huntington National Bank (The), 5.65%, 01/10/30
(Call 11/10/29)	350	363,976
JPMorgan Chase & Co., 8.75%, 09/01/30	313	370,270
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	540	444,058
2.56%, 02/25/30	927	796,692
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	925	784,973
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30
(Call 10/24/29)	1,597	1,405,392
State Street Corp., 2.40%, 01/24/30	731	643,660
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	1,100	909,029
2.14%, 09/23/30	738	595,256
2.75%, 01/15/30	719	626,918
5.71%, 01/13/30	570	593,467
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)(a)	365	314,630
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	787	662,190
Truist Financial Corp., 1.95%, 06/05/30 (Call 03/05/30)	441	368,636
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	1,100	892,947
Westpac Banking Corp., 2.65%, 01/16/30	643	577,054
		19,371,569
Beverages — 2.6%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30
(Call 03/01/30)(a)	1,275	1,202,032
Coca-Cola Co. (The)
1.65%, 06/01/30	967	814,137
3.45%, 03/25/30	802	764,956
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30
(Call 10/22/29)	707	633,005
Constellation Brands Inc., 2.88%, 05/01/30 (Call 02/01/30)(a)	477	421,859
Diageo Capital PLC, 2.00%, 04/29/30 (Call 01/29/30)	753	642,595
Keurig Dr Pepper Inc., 3.20%, 05/01/30 (Call 02/01/30)	578	522,483
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	715	599,577
2.75%, 03/19/30 (Call 12/19/29)	1,032	938,986
		6,539,630
Biotechnology — 1.5%
Amgen Inc., 2.45%, 02/21/30 (Call 11/21/29)	920	800,050
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	1,160	983,495
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	700	577,388
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	870	701,672
Royalty Pharma PLC, 2.20%, 09/02/30 (Call 06/02/30)	728	594,077
		3,656,682
Building Materials — 1.2%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	1,407	1,229,746
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	330	273,511
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30
(Call 12/15/29)	355	303,699
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)	316	256,137
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	100	90,348
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	281	264,480

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)(a)	$660	$603,088
		3,021,009
Chemicals — 1.6%
Air Products and Chemicals Inc., 2.05%, 05/15/30
(Call 02/15/30)	728	632,799
Dow Chemical Co. (The), 2.10%, 11/15/30 (Call 08/15/30)	685	574,208
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)(a)	504	516,973
EI du Pont de Nemours and Co., 2.30%, 07/15/30
(Call 04/15/30)	393	340,696
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	530	424,901
LYB International Finance III LLC, 2.25%, 10/01/30
(Call 07/01/30)(a)	370	307,785
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	455	406,356
PPG Industries Inc., 2.55%, 06/15/30 (Call 03/15/30)	170	147,161
Sherwin-Williams Co. (The), 2.30%, 05/15/30 (Call 02/15/30)	545	466,198
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	289	259,649
		4,076,726
Commercial Services — 1.8%
Automatic Data Processing Inc., 1.25%, 09/01/30
(Call 06/01/30)	742	601,784
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	490	441,000
Emory University, Series 2020, 2.14%, 09/01/30
(Call 06/01/30)	228	189,897
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	368	322,960
Global Payments Inc., 2.90%, 05/15/30 (Call 02/15/30)	710	609,549
PayPal Holdings Inc., 2.30%, 06/01/30 (Call 03/01/30)(a)	855	728,221
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	615	527,338
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)(a)	679	602,395
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)	332	265,109
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	228	188,371
		4,476,624
Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	455	385,089
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	883	717,729
1.65%, 05/11/30 (Call 02/11/30)	1,037	873,455
Dell International LLC/EMC Corp., 6.20%, 07/15/30
(Call 04/15/30)(a)	603	636,406
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	663	587,524
International Business Machines Corp., 1.95%, 05/15/30
(Call 02/15/30)	940	789,600
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(a)	415	392,196
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	544	467,481
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	237	198,855
		5,048,335
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30
(Call 01/15/30)(a)	485	434,827
Procter & Gamble Co. (The)
1.20%, 10/29/30	756	615,255
3.00%, 03/25/30(a)	934	873,159
Unilever Capital Corp., 1.38%, 09/14/30 (Call 06/14/30)	245	198,254
		2,121,495
Diversified Financial Services — 3.4%
Affiliated Managers Group Inc., 3.30%, 06/15/30
(Call 03/15/30)	240	207,797
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	435	374,352
3.13%, 12/01/30 (Call 09/01/30)	510	436,851
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	663	624,473
Security	Par (000)	Value

Diversified Financial Services (continued)
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	$546	$444,559
Charles Schwab Corp. (The), 4.63%, 03/22/30
(Call 12/22/29)	552	559,722
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	604	484,124
Intercontinental Exchange Inc., 2.10%, 06/15/30
(Call 03/15/30)	1,035	876,241
Jefferies Financial Group Inc., 4.15%, 01/23/30	827	773,485
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)	1,090	1,032,470
Nomura Holdings Inc.
2.68%, 07/16/30	549	456,565
3.10%, 01/16/30	711	616,082
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	511	508,680
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	380	341,810
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	893	780,187
		8,517,398
Electric — 7.1%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)(a)	350	292,509
Alabama Power Co., Series 20-A, 1.45%, 09/15/30
(Call 06/15/30)	461	372,119
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	225	183,051
American Electric Power Co. Inc., 2.30%, 03/01/30
(Call 12/01/29)	377	318,723
Berkshire Hathaway Energy Co., 3.70%, 07/15/30
(Call 04/15/30)	961	917,351
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	273	228,916
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	345	306,381
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	310	267,759
Consolidated Edison Co. of New York Inc., Series 20A,
3.35%, 04/01/30 (Call 01/01/30)	425	394,630
Dominion Energy Inc., Series C, 3.38%, 04/01/30
(Call 01/01/30)	1,049	957,139
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	578	501,889
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	245	215,786
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	420	368,693
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	650	555,666
Duke Energy Florida LLC, 1.75%, 06/15/30 (Call 03/15/30)	335	277,829
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	285	241,167
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	440	383,315
Entergy Louisiana LLC, 1.60%, 12/15/30 (Call 09/15/30)	228	181,882
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30
(Call 03/01/30)(a)	217	184,654
Eversource Energy, Series R, 1.65%, 08/15/30
(Call 05/15/30)	545	438,000
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	930	897,571
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)	182	153,508
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	385	356,425
National Rural Utilities Cooperative Finance Corp., 2.40%,
03/15/30 (Call 12/15/29)	255	219,083
Nevada Power Co., Series DD, 2.40%, 05/01/30
(Call 02/01/30)	323	281,737
NextEra Energy Capital Holdings Inc., 2.25%, 06/01/30
(Call 03/01/30)	1,428	1,210,858
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	210	202,812
Ohio Power Co., Series P, 2.60%, 04/01/30 (Call 01/01/30)	302	263,803
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	274	247,797
3.30%, 03/15/30 (Call 09/15/29)	139	126,487
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30
(Call 02/15/30)	413	369,164
Pacific Gas and Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	2,201	2,053,159
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)(a)	182	162,228

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	$93	$89,496
Public Service Electric & Gas Co., 2.45%, 01/15/30
(Call 10/15/29)	305	269,376
Public Service Enterprise Group Inc., 1.60%, 08/15/30
(Call 05/15/30)(a)	262	210,292
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	370	342,624
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30
(Call 07/01/30)	622	510,189
Southern California Edison Co., 2.25%, 06/01/30
(Call 03/01/30)	455	389,685
Southern Co. (The), Series A, 3.70%, 04/30/30
(Call 01/30/30)	680	636,800
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	235	186,780
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)	253	229,172
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	297	240,903
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	504	464,028
		17,701,436
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	310	248,527
Emerson Electric Co., 1.95%, 10/15/30 (Call 07/15/30)	420	351,053
		599,580
Electronics — 0.9%
Agilent Technologies Inc., 2.10%, 06/04/30 (Call 03/04/30)	445	372,710
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	500	443,370
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	365	357,780
Honeywell International Inc., 1.95%, 06/01/30 (Call 03/01/30)	664	566,691
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	495	447,019
		2,187,570
Environmental Control — 0.3%
Republic Services Inc., 2.30%, 03/01/30 (Call 12/01/29)	437	378,918
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	396	349,704
		728,622
Food — 2.6%
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)(a)	270	232,203
Conagra Brands Inc., 8.25%, 09/15/30	200	234,706
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	525	470,185
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	225	187,942
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	678	572,646
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	438	384,485
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.,
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	870	844,500
JM Smucker Co. (The), 2.38%, 03/15/30 (Call 12/15/29)	405	348,543
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)	402	339,437
Kraft Heinz Foods Co., 3.75%, 04/01/30 (Call 01/01/30)(a)	655	620,108
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	366	307,440
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	350	300,069
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	677	602,896
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	345	299,094
5.95%, 04/01/30 (Call 01/01/30)	740	793,783
		6,538,037
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	468	447,637

Gas — 0.7%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30
(Call 07/01/30)	352	289,707
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	705	652,809
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	242	203,369
Security	Par (000)	Value

Gas (continued)
Southern California Gas Co., Series XX, 2.55%, 02/01/30
(Call 11/01/29)	$446	$391,151
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	330	271,375
		1,808,411
Hand & Machine Tools — 0.2%
Regal Rexnord Corp., 6.30%, 02/15/30 (Call 12/15/29)(b)	90	91,633
Stanley Black & Decker Inc., 2.30%, 03/15/30
(Call 12/15/29)(a)	510	430,878
		522,511
Health Care - Products — 1.5%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	470	388,662
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)	287	270,162
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	836	742,050
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	450	398,520
GE Healthcare Holding LLC, 5.86%, 03/15/30
(Call 01/15/30)(b)	910	965,273
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	590	481,782
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)(a)	597	504,059
		3,750,508
Health Care - Services — 3.7%
Advocate Health & Hospitals Corp., Series 2020, 2.21%,
06/15/30 (Call 03/15/30)	65	54,939
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	344	294,887
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30
(Call 05/15/30)	316	255,909
Bon Secours Mercy Health Inc., 3.46%, 06/01/30
(Call 12/01/29)(a)	220	202,468
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	1,600	1,367,680
3.38%, 02/15/30 (Call 02/15/25)	1,225	1,078,711
CommonSpirit Health, 2.78%, 10/01/30 (Call 04/01/30)	152	129,644
Elevance Health Inc., 2.25%, 05/15/30 (Call 02/15/30)	767	655,125
HCA Inc., 3.50%, 09/01/30 (Call 03/01/30)	1,975	1,770,528
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	396	397,913
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	624	556,858
Stanford Health Care, Series 2020, 3.31%, 08/15/30
(Call 05/15/30)(a)	137	126,276
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	180	151,434
UnitedHealth Group Inc.
2.00%, 05/15/30	1,040	887,047
5.30%, 02/15/30 (Call 12/15/29)	800	839,824
Universal Health Services Inc., 2.65%, 10/15/30	435	366,583
		9,135,826
Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	265	226,254
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	530	463,358
		689,612
Household Products & Wares — 0.5%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 01/30/30)	320	273,459
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	500	412,265
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	516	477,300
		1,163,024
Insurance — 4.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	120	151,202
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	782	742,220
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	333	316,233
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)(a)	344	273,810
American Financial Group Inc./OH, 5.25%, 04/02/30
(Call 01/02/30)(a)	183	186,371

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American International Group Inc., 3.40%, 06/30/30
(Call 03/30/30)	$383	$350,583
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	768	681,070
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	255	226,488
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)(a)	280	287,885
AXA SA, 8.60%, 12/15/30	150	185,754
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	418	343,199
1.85%, 03/12/30 (Call 12/12/29)	465	399,407
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	355	355,568
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)	510	413,161
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	495	404,262
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30
(Call 01/29/30)	440	414,652
Fidelity National Financial Inc., 3.40%, 06/15/30
(Call 03/15/30)	490	432,979
First American Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)(a)	345	315,085
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	337	276,377
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30
(Call 06/01/30)	197	156,387
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	305	244,622
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)	464	403,378
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	386	353,178
Marsh & McLennan Companies Inc., 2.25%, 11/15/30
(Call 08/15/30)(a)	664	561,625
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	744	756,038
Principal Financial Group Inc., 2.13%, 06/15/30
(Call 03/12/30)(a)	364	306,444
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)(a)	425	393,860
Prudential Financial Inc., 2.10%, 03/10/30 (Call 12/10/29)	377	322,916
Prudential PLC, 3.13%, 04/14/30	691	625,915
Reinsurance Group of America Inc., 3.15%, 06/15/30
(Call 03/15/30)	520	460,122
		11,340,791
Internet — 2.3%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)	1,532	1,244,658
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)	1,280	1,061,747
Baidu Inc., 3.43%, 04/07/30 (Call 01/07/30)	240	218,683
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)(a)	1,078	1,083,024
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)(a)	847	744,682
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	782	687,527
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	135	123,422
Tencent Music Entertainment Group, 2.00%, 09/03/30
(Call 06/03/30)	239	189,776
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	417	349,200
		5,702,719
Iron & Steel — 0.7%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)(a)	425	377,141
Reliance Steel & Aluminum Co., 2.15%, 08/15/30
(Call 05/15/30)	260	215,399
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	397	365,816
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	1,013	908,874
		1,867,230
Lodging — 0.4%
Hyatt Hotels Corp., 6.00%, 04/23/30 (Call 01/23/30)	302	311,244
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30
(Call 03/15/30)(a)	765	745,860
		1,057,104
Machinery — 1.2%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	616	557,092
Security	Par (000)	Value

Machinery (continued)
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	$523	$484,832
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	270	235,861
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	380	338,580
John Deere Capital Corp., 2.45%, 01/09/30	542	482,152
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	230	201,965
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	921	803,683
		3,104,165
Manufacturing — 0.5%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)	451	406,270
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	605	522,781
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	275	243,636
		1,172,687
Media — 2.3%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	1,136	1,015,198
3.40%, 04/01/30 (Call 01/01/30)(a)	1,049	984,969
4.25%, 10/15/30 (Call 07/15/30)(a)	969	958,486
Discovery Communications LLC, 3.63%, 05/15/30
(Call 02/15/30)	795	700,021
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)	425	388,841
Paramount Global, 7.88%, 07/30/30	655	721,633
Walt Disney Co. (The), 3.80%, 03/22/30(a)	1,063	1,021,809
		5,790,957
Mining — 0.8%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30
(Call 07/01/30)	375	332,134
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	433	404,980
4.63%, 08/01/30 (Call 08/01/25)(a)	560	537,942
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	807	675,532
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	175	162,907
		2,113,495
Oil & Gas — 4.2%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	635	527,749
3.63%, 04/06/30 (Call 01/06/30)	992	944,235
Canadian Natural Resources Ltd., 2.95%, 07/15/30
(Call 04/15/30)(a)	440	385,260
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)(a)	1,001	888,347
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	612	591,094
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	600	598,650
EQT Corp., 7.00%, 02/01/30 (Call 11/01/29)	525	558,380
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)(a)	1,224	1,103,766
3.48%, 03/19/30 (Call 12/19/29)(a)	1,185	1,138,524
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	297	269,566
Ovintiv Inc., 8.13%, 09/15/30	200	226,224
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)(a)	630	525,666
Pioneer Natural Resources Co., 1.90%, 08/15/30
(Call 05/15/30)(a)	745	610,863
Shell International Finance BV, 2.75%, 04/06/30
(Call 01/06/30)(a)	1,200	1,094,652
Tosco Corp., 8.13%, 02/15/30	175	210,030
TotalEnergies Capital International SA, 2.83%, 01/10/30
(Call 10/10/29)	950	866,162
		10,539,168
Oil & Gas Services — 0.8%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
4.49%, 05/01/30 (Call 02/01/30)	430	423,314
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	764	682,458

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 2.65%, 06/26/30
(Call 03/26/30)	$871	$775,669
		1,881,441
Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.63%, 06/19/30
(Call 03/19/30)	445	379,180
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	440	392,044
WestRock MWV LLC, 8.20%, 01/15/30(a)	280	328,723
		1,099,947
Pharmaceuticals — 4.7%
AmerisourceBergen Corp., 2.80%, 05/15/30 (Call 02/15/30)	260	228,626
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	945	775,599
Becton Dickinson and Co., 2.82%, 05/20/30 (Call 02/20/30)(a)	624	554,780
Bristol-Myers Squibb Co., 1.45%, 11/13/30 (Call 08/13/30)(a)	940	769,202
Cigna Corp., 2.40%, 03/15/30 (Call 12/15/29)	1,107	955,618
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	895	723,777
3.75%, 04/01/30 (Call 01/01/30)(a)	1,130	1,058,742
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)(a)	939	783,492
Merck & Co. Inc., 1.45%, 06/24/30 (Call 03/24/30)	832	690,843
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	940	828,685
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	809	686,720
2.63%, 04/01/30 (Call 01/01/30)	828	749,655
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30
(Call 12/31/29)	1,739	1,468,151
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	1,128	930,025
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)(a)	540	457,682
		11,661,597
Pipelines — 3.3%
DCP Midstream Operating LP, 8.13%, 08/16/30	160	183,056
Energy Transfer LP, 3.75%, 05/15/30 (Call 02/15/30)	1,045	958,913
Enterprise Products Operating LLC, 2.80%, 01/31/30
(Call 10/31/29)	877	779,162
Magellan Midstream Partners LP, 3.25%, 06/01/30
(Call 03/01/30)	452	408,988
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)	1,083	924,644
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	566	499,897
Plains All American Pipeline LP/PAA Finance Corp., 3.80%,
09/15/30 (Call 06/15/30)	610	554,136
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30
(Call 11/15/29)(a)	1,315	1,276,773
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 5.50%, 03/01/30 (Call 03/01/25)	645	632,029
TransCanada PipeLines Ltd., 4.10%, 04/15/30
(Call 01/15/30)	854	814,895
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30
(Call 02/15/30)	545	491,421
Williams Companies Inc. (The), 3.50%, 11/15/30
(Call 08/15/30)	691	632,617
		8,156,531
Real Estate Investment Trusts — 6.6%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	290	247,176
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (Call 04/01/30)	275	273,482
4.90%, 12/15/30 (Call 09/15/30)(a)	644	647,877
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	544	436,489
2.10%, 06/15/30 (Call 03/15/30)(a)	613	502,973
2.90%, 01/15/30 (Call 10/15/29)	598	522,951
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc., 2.30%, 03/01/30
(Call 12/01/29)	$464	$401,198
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	598	505,101
Brixmor Operating Partnership LP, 4.05%, 07/01/30
(Call 04/01/30)	580	530,340
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	484	434,753
Crown Castle Inc., 3.30%, 07/01/30 (Call 04/01/30)	655	596,698
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	222	191,442
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)(a)	757	629,824
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	578	503,051
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	255	222,949
Federal Realty Investment Trust, 3.50%, 06/01/30
(Call 03/01/30)	223	199,248
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30
(Call 10/17/29)	581	526,874
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	336	292,891
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	627	557,096
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	365	296,643
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30
(Call 06/15/30)	553	474,363
Hudson Pacific Properties LP, 3.25%, 01/15/30
(Call 10/15/29)	337	262,395
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	365	299,260
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	378	321,496
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	265	244,404
Life Storage LP, 2.20%, 10/15/30 (Call 07/15/30)	290	233,856
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	360	297,533
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)	180	160,405
National Retail Properties Inc., 2.50%, 04/15/30
(Call 01/15/30)(a)	208	175,826
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	268	210,643
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	435	344,094
1.75%, 07/01/30 (Call 04/01/30)	329	270,724
2.25%, 04/15/30 (Call 01/15/30)	608	524,613
Realty Income Corp., 4.85%, 03/15/30	120	120,252
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	265	240,318
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	218	178,086
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)(a)	631	548,774
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	385	333,795
STORE Capital Corp., 2.75%, 11/18/30 (Call 08/18/30)	270	210,271
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	317	287,719
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	371	324,536
4.75%, 11/15/30 (Call 08/15/30)(a)	308	300,580
VICI Properties LP, 4.95%, 02/15/30 (Call 12/15/29)	645	625,598
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	552	483,381
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	681	642,442
		16,634,420
Retail — 4.5%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	344	313,195
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	373	350,527
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	643	613,229
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	515	420,657
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	1,044	883,704
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	729	672,182
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	480	381,696
Home Depot Inc. (The), 2.70%, 04/15/30 (Call 01/15/30)	1,161	1,045,144

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	$910	$740,522
4.50%, 04/15/30 (Call 01/15/30)	773	764,118
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	659	567,267
3.60%, 07/01/30 (Call 04/01/30)(a)	746	704,634
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)(a)	430	415,715
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	616	531,257
2.55%, 11/15/30 (Call 08/15/30)	915	797,697
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)(a)	631	553,974
2.65%, 09/15/30 (Call 06/15/30)(a)	422	375,525
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	408	394,577
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	517	411,589
Walgreens Boots Alliance Inc., 3.20%, 04/15/30
(Call 01/15/30)(a)	145	128,947
Walmart Inc., 7.55%, 02/15/30	200	240,328
		11,306,484
Semiconductors — 3.1%
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	607	510,050
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	1,215	1,133,534
5.00%, 04/15/30 (Call 01/15/30)	610	602,204
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	1,048	1,005,724
Lam Research Corp., 1.90%, 06/15/30 (Call 03/15/30)	602	507,209
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	622	592,692
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	1,019	925,303
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30
(Call 02/01/30)	812	727,438
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)(a)	872	761,683
Texas Instruments Inc., 1.75%, 05/04/30 (Call 02/04/30)	538	457,752
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	559	486,364
		7,709,953
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30
(Call 02/01/30)	465	435,017

Software — 2.7%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	559	453,243
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	1,028	908,032
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	447	395,863
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)	645	562,247
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	375	311,010
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	2,108	1,855,862
3.25%, 05/15/30 (Call 02/15/30)	548	493,386
Roper Technologies Inc., 2.00%, 06/30/30 (Call 03/30/30)	530	441,660
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,000	792,490
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	541	525,457
		6,739,250
Telecommunications — 7.2%
America Movil SAB de CV, 2.88%, 05/07/30 (Call 02/07/30)	394	347,740
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	2,265	2,209,485
British Telecommunications PLC, 9.63%, 12/15/30	1,910	2,407,364
Deutsche Telekom International Finance BV, 8.75%,
06/15/30(a)	2,358	2,880,179
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	$380	$301,602
Koninklijke KPN NV, 8.38%, 10/01/30(a)	427	504,872
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	688	557,149
Telefonica Europe BV, 8.25%, 09/15/30	920	1,073,180
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)(a)	4,720	4,420,186
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	726	587,007
1.68%, 10/30/30 (Call 07/30/30)	879	709,160
3.15%, 03/22/30 (Call 12/22/29)	1,076	976,664
7.75%, 12/01/30	365	431,448
Vodafone Group PLC, 7.88%, 02/15/30	563	657,736
		18,063,772
Transportation — 0.9%
Canadian Pacific Railway Co., 2.05%, 03/05/30
(Call 12/05/29)	444	379,025
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)(a)	451	394,823
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	462	448,653
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	606	533,335
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	563	569,367
		2,325,203
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	243	225,237

Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30
(Call 02/01/30)	340	304,800
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	338	293,421
		598,221
Total Long-Term Investments — 98.6%
(Cost: $265,172,833)		246,881,565

Short-Term Securities

Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	26,717	26,732,806
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	1,570	1,570,000

Total Short-Term Securities — 11.3%
(Cost: $28,288,661)		28,302,806

Total Investments — 109.9%
(Cost: $293,461,494)		275,184,371

Liabilities in Excess of Other Assets — (9.9)%		(24,764,272)

Net Assets—100.0%		$250,420,099

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	01/31/23 Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,175,064	$4,541,009	(a)	$—	$192	$16,541	$26,732,806	26,717	$14,680	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,560,000	10,000	(a)	—	—	—	1,570,000	1,570	8,643		1
					$192	$16,541	$28,302,806		$23,323		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$246,881,565	$—	$246,881,565
Short-Term Securities
Money Market Funds	28,302,806	—	—	28,302,806
	$28,302,806	$246,881,565	$—	$275,184,371